DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Cash Flow Hedge [Member]	Dec. 31, 2011 Cash Flow Hedge [Member]	Dec. 31, 2010 Minimum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Maximum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 FFA [Member]	Dec. 31, 2010 FFA [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Collar [Member]	Dec. 31, 2010 Interest Rate Collar [Member]	Dec. 31, 2012 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedge [Member]
Derivatives Designated as Hedging Instruments [Abstract]
Current other liabilities			$ 1,070	$ 833							$ 722	$ 582	$ 348	$ 251
Noncurrent other liabilities			2,026	1,788							1,235	1,145	791	643
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	29,392	30,850							68,478	75,000
Floor strike rate (in hundredths)										1.69%
Cap strike rate (in hundredths)										5.00%
Interest rate (in hundredths)					0.89%	3.67%
FFA [Abstract]
Realized gain on FFA positions							10,710
Net cash settlements for FFA positions								$ 16,666